787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

August 5, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Bernstein Fund, Inc. (the “Fund”)

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Fund, and pursuant to Rule 488 under the Securities Act of 1933, as amended, we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) a new Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed reorganizations of the International Portfolio and the Tax-Managed International Portfolio, each a series of Sanford C. Bernstein Fund, Inc., with and into the International Strategic Equities Portfolio, a series of the Fund.

The Fund previously filed a Registration Statement on Form N-14 (File No. 333-240274) on July 31, 2020 (the “Prior Registration Statement”). As discussed with the staff of the SEC (the “Staff”), the Registration Statement is being refiled in its entirety in order to correct the series and class information set forth in the submission header for the Prior Registration Statement. This Registration Statement is intended to replace the Prior Registration Statement, and the Fund intends to file a withdrawal request with respect to the Prior Registration Statement.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (202) 303-1228.

Very truly yours,

/s/ James W. Hahn
James W. Hahn

Enclosures

cc:	Eric Freed, AllianceBernstein L.P.

Nancy E. Hay, AllianceBernstein L.P.

Emilie Wrapp, AllianceBernstein L.P.

P. Jay Spinola, Willkie Farr & Gallagher LLP

Christine Y. Sun, Willkie Farr & Gallagher LLP

NEW YORK  WASHINGTON  HOUSTON  PALO ALTO  SAN FRANCISCO  CHICAGO  PARIS  LONDON  FRANKFURT  BRUSSELS  MILAN   ROME